SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Feb. 28, 2014	Feb. 28, 2013
Summary Of Significant Accounting Policies Details Narrative
Allowance for doubtful accounts	$ 400,500	$ 270,960